UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Douglas C. Floren       Greenwich, Connecticut     February 11, 2005
  ------------------------     ----------------------     -----------------
        [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             55
                                               -------------

Form 13F Information Table Value Total:           121,864
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


--------------------------------- -------------- --------- -------- ----------------- ---------- --------     ---------------------
                                                             VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
--------------------------------- --------------  ---------  --------  --------  --- ---- ---------- -------- -------- -------- ---

Abgenix Inc                       COM             00339B107    1,365    132,000  SH       sole                132,000
-----------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies Inc          COM             00846U101    1,326     55,000  SH       sole                 55,000
-----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                         COM             031162100    5,838     91,000  SH       sole                 91,000
-----------------------------------------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals Inc        COM             032346108    1,729     74,000  SH       sole                 74,000
-----------------------------------------------------------------------------------------------------------------------------------
Array Biopharma Inc               COM             04269X105    2,766    290,500  SH       sole                290,500
-----------------------------------------------------------------------------------------------------------------------------------
Barrier Therapeutics Inc          COM             06850R108    1,370     82,500  SH       sole                 82,500
-----------------------------------------------------------------------------------------------------------------------------------
Beckman Coulter Inc               COM             075811109    1,005     15,000  SH       sole                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
Biogen Idec Inc                   COM             09062X103    6,861    103,000  SH       sole                103,000
-----------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp            COM             101137107      519     14,592  SH       sole                 14,592
-----------------------------------------------------------------------------------------------------------------------------------
Caliper Life Sciences Inc         COM             130872104    1,092    145,000  SH       sole                145,000
-----------------------------------------------------------------------------------------------------------------------------------
Casual Male Retail GRP Inc        COM             148711104       55     10,000  SH       sole                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc                      COM             156708109    3,002     59,000  SH       sole                 59,000
-----------------------------------------------------------------------------------------------------------------------------------
CTI Molecular Imaging Inc         COM             22943D105      781     55,000  SH       sole                 55,000
-----------------------------------------------------------------------------------------------------------------------------------
Curis Inc                         COM             231269101      553    106,000  SH       sole                106,000
-----------------------------------------------------------------------------------------------------------------------------------
Elan PLC                          ADR             284131208    8,298    304,500  SH       sole                304,500
-----------------------------------------------------------------------------------------------------------------------------------
Elan PLC                          ADR             284131208      945        600  SH CALL  sole                    600
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific Intl Inc        COM             338032204      873     14,000  SH       sole                 14,000
-----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     COM             368710406   13,338    245,000  SH       sole                245,000
-----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     COM             368710406      963        700  SH CALL  sole                    700
-----------------------------------------------------------------------------------------------------------------------------------
Genitope Corp                     COM             37229P507      656     38,500  SH       sole                 38,500
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc               COM             375558103    2,099     60,000  SH       sole                 60,000
-----------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithkline PLC               ADR             37733W105      474     10,000  SH       sole                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences Inc         COM             444903108    8,414    700,000  SH       sole                700,000
-----------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences Inc         COM             444903108      512      2,200  SH CALL  sole                  2,200
-----------------------------------------------------------------------------------------------------------------------------------
Ilumina Inc                       COM             452327109      986    104,000  SH       sole                104,000
-----------------------------------------------------------------------------------------------------------------------------------
Imclone Sys Inc                   COM             45245W109    1,106     24,000  SH       sole                 24,000
-----------------------------------------------------------------------------------------------------------------------------------
Impac Medical Sys Inc             COM             45255A104      205     10,000  SH       sole                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Immucor Inc                       COM             452526106    2,574    109,500  SH       sole                109,500
-----------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp                   COM             46185R100    1,410     21,000  SH       sole                 21,000
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 COM             478160104      628      9,900  SH       sole                  9,900
-----------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts Inc              COM             49460W208      267      3,500  SH       sole                  3,500
-----------------------------------------------------------------------------------------------------------------------------------
Lilly Eli & Co                    COM             532457108      655     11,544  SH       sole                 11,544
-----------------------------------------------------------------------------------------------------------------------------------
Martek Biosciences Corp           COM             572901106    1,510     29,500  SH       sole                 29,500
-----------------------------------------------------------------------------------------------------------------------------------
Medarex Inc                       COM             583916101    2,894    268,500  SH       sole                268,500
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc                     COM             585055106      484      9,751  SH       sole                  9,751
-----------------------------------------------------------------------------------------------------------------------------------
Multimedia Games Inc              COM             625453105      221     14,000  SH       sole                 14,000
-----------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics Inc               COM             62855J104   10,287    457,000  SH       sole                457,000
-----------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics Inc               COM                            370      1,000  SH CALLS sole                  1,000
-----------------------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics Inc           COM             640268108    3,542    175,000  SH       sole                175,000
-----------------------------------------------------------------------------------------------------------------------------------
Nuvelo Inc                        COM             67072M301      493     50,000  SH       sole                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
Omnicell Inc                      COM             68213N109    3,201    291,000  SH       sole                291,000
-----------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals Inc           COM             671040103    1,460     19,500  SH       sole                 19,500
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                        COM             717081103      398     14,796  SH       sole                 14,796
-----------------------------------------------------------------------------------------------------------------------------------
Protein Design Labs Inc           COM             74369L103    4,390    212,500  SH       sole                212,500
-----------------------------------------------------------------------------------------------------------------------------------
Schering AG                       ADR             806585204    1,566     75,000  SH       sole                 75,000
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Sepracor Inc                      COM             817315104    6,828    115,000  SH       sole                115,000
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Sepracor Inc                      COM             817315104    1,333        500  SH CALL  sole                    500
-----------------------------------------------------------------------------------------------------------------------------------
Sirna Therapeutics Inc            COM             829669100    1,070    337,500  SH       sole                337,500
-----------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp              COM             883556102    2,113     70,000  SH       sole                 70,000
-----------------------------------------------------------------------------------------------------------------------------------
Third Wave Technologies Inc       COM             88428W108    2,340    287,500  SH       sole                287,500
-----------------------------------------------------------------------------------------------------------------------------------
Transkaryotic Therapies Inc       COM             893735100    1,904     75,000  SH       sole                 75,000
-----------------------------------------------------------------------------------------------------------------------------------
Virologic Inc                     COM             92823R201      516    185,000  SH       sole                185,000
-----------------------------------------------------------------------------------------------------------------------------------
Vitalworks Inc                    COM             928483106      267     60,000  SH       sole                 60,000
-----------------------------------------------------------------------------------------------------------------------------------
Xenogen Corp                      COM             98410R108    1,552    221,700  SH       sole                221,700
-----------------------------------------------------------------------------------------------------------------------------------
Zymogenetics Inc                  COM             98985T109      460     20,000  SH       sole                 20,000

